NET LOSS PER SHARE OF COMMON STOCK - Basic and diluted net loss per share (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (1,104)			$ (3,338,538)
Weighted average shares of common stock-diluted					1,338,666	928,597
Net loss per share of common stock-diluted					$ (18.06)	$ (10.92)
ENERGY VAULT HOLDINGS, INC
Net loss		$ (18,589,282)	$ (13,627,831)		$ (24,171,001)	$ (10,141,447)
Weighted average shares of common stock-basic		1,785,436	1,283,342		1,338,666	928,597
Weighted average shares of common stock-diluted		1,785,436	1,283,342
Net loss per share of common stock-basic		$ (10.41)	$ (10.62)		$ (18.06)	$ (10.92)
Net loss per share of common stock-diluted		$ (10.41)	$ (10.62)